Segment and geographical information - Segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales	$ 10,518	$ 4,373
Cost of products sold	(4,645)	(2,559)
Freight and other distribution costs	(846)	(529)
Export duties, net	(146)	(57)
Amortization	(584)	(203)
Selling, general and administration	(312)	(185)
Equity-based compensation	(40)	(9)
Operating earnings	3,945	831
Finance expense, net	(45)	(27)
Other	(2)	(14)
Earnings before tax	3,898	790
Total assets	10,433	4,178	$ 3,594
Total liabilities	2,777	1,700	$ 1,689
Lumber
Disclosure of operating segments [line items]
Sales	4,910	3,356
NA EWP
Disclosure of operating segments [line items]
Sales	4,273	474
Pulp & Paper
Disclosure of operating segments [line items]
Sales	727	648
Europe EWP
Disclosure of operating segments [line items]
Sales	723	0
Corporate & Other
Disclosure of operating segments [line items]
Sales	(115)	(105)
Operating segments
Disclosure of operating segments [line items]
Sales	10,518	4,373
Cost of products sold	(4,645)	(2,559)
Freight and other distribution costs	(846)	(529)
Export duties, net	(146)	(57)
Amortization	(584)	(203)
Selling, general and administration	(312)	(185)
Equity-based compensation	(40)	(9)
Operating earnings	3,945	831
Finance expense, net	(45)	(27)
Other	(2)	(14)
Earnings before tax	3,898	790
Total assets	10,433	4,178
Total liabilities	2,777	1,700
Capital expenditures1	635	180
Operating segments | Lumber
Disclosure of operating segments [line items]
Sales	4,804	3,258
Cost of products sold	(2,241)	(1,871)
Freight and other distribution costs	(404)	(361)
Export duties, net	(146)	(57)
Amortization	(164)	(151)
Selling, general and administration	(146)	(128)
Equity-based compensation	0	0
Operating earnings	1,809	788
Finance expense, net	(17)	(17)
Other	2	(2)
Earnings before tax	1,794	769
Total assets	3,557	3,138
Total liabilities	668	520
Capital expenditures1	146	149
Operating segments | NA EWP
Disclosure of operating segments [line items]
Sales	4,264	467
Cost of products sold	(1,521)	(303)
Freight and other distribution costs	(262)	(42)
Export duties, net	0	0
Amortization	(289)	(13)
Selling, general and administration	(76)	(22)
Equity-based compensation	0	0
Operating earnings	2,125	94
Finance expense, net	(3)	(4)
Other	(1)	5
Earnings before tax	2,121	95
Total assets	4,154	249
Total liabilities	552	45
Capital expenditures1	424	10
Operating segments | Pulp & Paper
Disclosure of operating segments [line items]
Sales	727	648
Cost of products sold	(541)	(490)
Freight and other distribution costs	(137)	(126)
Export duties, net	0	0
Amortization	(34)	(31)
Selling, general and administration	(34)	(33)
Equity-based compensation	0	0
Operating earnings	(19)	(32)
Finance expense, net	(5)	(6)
Other	2	(8)
Earnings before tax	(22)	(46)
Total assets	448	432
Total liabilities	99	130
Capital expenditures1	35	19
Operating segments | Europe EWP
Disclosure of operating segments [line items]
Sales	723	0
Cost of products sold	(457)	0
Freight and other distribution costs	(43)	0
Export duties, net	0	0
Amortization	(88)	0
Selling, general and administration	(22)	0
Equity-based compensation	0	0
Operating earnings	113	0
Finance expense, net	(1)	0
Other	0	0
Earnings before tax	112	0
Total assets	953	0
Total liabilities	223	0
Capital expenditures1	28	0
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Sales	0	0
Cost of products sold	115	105
Freight and other distribution costs	0	0
Export duties, net	0	0
Amortization	(9)	(8)
Selling, general and administration	(34)	(2)
Equity-based compensation	(40)	(9)
Operating earnings	(83)	(19)
Finance expense, net	(19)	0
Other	(5)	(9)
Earnings before tax	(107)	(28)
Total assets	1,321	359
Total liabilities	1,235	1,005
Capital expenditures1	2	2
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Lumber
Disclosure of operating segments [line items]
Sales	106	98
Elimination of intersegment amounts | NA EWP
Disclosure of operating segments [line items]
Sales	9	7
Elimination of intersegment amounts | Pulp & Paper
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Europe EWP
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Corporate & Other
Disclosure of operating segments [line items]
Sales	$ (115)	$ (105)